Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Borrowings [Abstract]
Schedule of Short-term Debt [Table Text Block]

Short-term borrowings at December 31 consist of the following:

	2016	2015
	( In Thousands)
Securities sold under agreements to repurchase	$32,811	$33,563
Federal Home Loan Bank short-term borrowings	-	19,672
	$32,811	$53,235

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2016	2015
	(Dollars In Thousands)
Average balance during the year	$41,593	$34,057
Average interest rate during the year	0.31%	0.25%
Maximum month-end balance during the year	$52,672	$55,183
Weighted average interest rate at the end of the year	0.32%	0.36%

Schedule of remaining contractual maturity of repurchase agreements [Table Text Block]

	As of December 31, 2016
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Obligations of U.S. Government agencies	$34,917	$0	$0	$230	$35,147

Total liability recognized for repurchase agreements					$32,811

	As of December 31, 2015
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Obligations of U.S. Government agencies	$35,515	$139	$277	$385	$36,316

Total liability recognized for repurchase agreements					$33,563

Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

	2016	2015
	(In Thousands)

Notes with the FHLB:

Convertible note due January 2017 at 4.71%	$10,000	$10,000
Amortizing fixed rate borrowing due December 2017 at 1.27%	4,025	8,000
Amortizing fixed rate borrowing due January 2018 at 0.91%	662	1,267
Amortizing fixed rate borrowing due December 2018 at 1.42%	1,634	2,434
Amortizing fixed rate borrowing due June 2020 at 1.49%	7,078	9,033
Amortizing fixed rate borrowing due December 2020 at 1.71%	4,034	5,000
Amortizing fixed rate borrowing due March 2022 at 1.75%	4,568	5,392
	$32,001	$41,126

Schedule of Contractual Maturities of Other Borrowings [Table Text Block]

2017	$19,253
2018	4,741
2019	3,930
2020	2,951
2021	899
2022	227
$32,001